Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Quotient Technology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36331
Entity Tax Identification Number	77-0485123
Entity Address, Address Line One	400 Logue Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	605-4600
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001115128
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	QUOT
Security Exchange Name	NYSE